Twenty Thirteen Actions Net Charges for Exit Disposal and Transformation Actions and Related Reserve Status (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 29, 2013
Restructuring Reserve [Roll Forward]
Restructuring Reserve	$ 79
Restructuring Charges	52
Restructuring Reserve, Settled with Cash	(99)
Restructuring Reserve, Settled without Cash	4
Restructuring Reserve Charges Recognized In Discontinued Operations	0
Change in Estimate	(4)
Restructuring Reserve Asset And Business Disposition Action	6
Restructuring Reserve	38
Employee Termination And Other Benefits
Restructuring Reserve [Roll Forward]
Restructuring Reserve	42
Restructuring Charges	6
Restructuring Reserve, Settled with Cash	(28)
Restructuring Reserve, Settled without Cash	(5)
Restructuring Reserve Charges Recognized In Discontinued Operations	(2)
Change in Estimate	(3)
Restructuring Reserve Asset And Business Disposition Action	0
Restructuring Reserve	10
It And Other Costs
Restructuring Reserve [Roll Forward]
Restructuring Reserve	16
Restructuring Charges	40
Restructuring Reserve, Settled with Cash	(44)
Restructuring Reserve, Settled without Cash	(8)
Restructuring Reserve Charges Recognized In Discontinued Operations	2
Change in Estimate	(1)
Restructuring Reserve Asset And Business Disposition Action	0
Restructuring Reserve	5
Non-Cancellable Leases/Contractual Obligations
Restructuring Reserve [Roll Forward]
Restructuring Reserve	21
Restructuring Charges	12
Restructuring Reserve, Settled with Cash	(27)
Restructuring Reserve, Settled without Cash	17
Restructuring Reserve Charges Recognized In Discontinued Operations	0
Change in Estimate	0
Restructuring Reserve Asset And Business Disposition Action	0
Restructuring Reserve	23
Asset And Business Disposition Actions [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve	0
Restructuring Charges	(6)
Restructuring Reserve, Settled with Cash	0
Restructuring Reserve, Settled without Cash	0
Restructuring Reserve Charges Recognized In Discontinued Operations	0
Change in Estimate	0
Restructuring Reserve Asset And Business Disposition Action	6
Restructuring Reserve	$ 0